CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss) for the period	$ 215,847	$ (454,553)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	193,971	187,104
Stock issued for services	0	49,618
Stock options issued for services	19,547	40,007
Stock-based compensation	411,412	285,605
Bad debt expense	0	6,923
Changes in:
Accounts receivable	(950,166)	(151,851)
Prepaid expenses	56,387	50,874
Accounts payable	134,046	(282,019)
Revenue share payable	1,103,084	90,577
Accrued expenses	6,000	(66,000)
Deferred revenue	(45,000)	(281,353)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	1,132,628	(624,033)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	0	(2,230)
Patent rights	(150,588)	0
Web development costs	(148,060)	(48,640)
NET CASH USED IN INVESTING ACTIVITIES	(298,684)	(50,870)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	833,980	(674,903)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	284,263	959,166
CASH AND CASH EQUIVALENTS - END OF PERIOD	1,118,243	284,263
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	0
Cash paid for income taxes	0	0
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued in officer settlement upon severance	$ 233,942	$ 0